Equipment Installment Plans (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Equipment installment plan receivables
The following table summarizes equipment installment plan receivables as of December 31, 2018 and 2017.

December 31,	2018	2017
(Dollars in millions)
Equipment installment plan receivables, gross	$974	$873
Deferred interest	—	(80)
Equipment installment plan receivables, net of deferred interest	974	793
Allowance for credit losses	(70)	(65)
Equipment installment plan receivables, net	$904	$728

Net balance presented in the Consolidated Balance Sheet as:
Accounts receivable — Customers and agents (Current portion)	$565	$428
Other assets and deferred charges (Non-current portion)	339	300
Equipment installment plan receivables, net	$904	$728

Equipment installment plan receivables credit categories
The balance and aging of the equipment installment plan receivables on a gross basis by credit category were as follows:

	December 31, 2018			December 31, 2017
	Lower Risk	Higher Risk	Total	Lower Risk	Higher Risk	Total
(Dollars in millions)
Unbilled	$904	$17	$921	$807	$20	$827
Billed — current	35	1	36	31	1	32
Billed — past due	15	2	17	12	2	14
Equipment installment plan receivables, gross	$954	$20	$974	$850	$23	$873

Equipment installment plans allowance for credit losses
The activity in the allowance for credit losses for equipment installment plan receivables was as follows:

	2018	2017
(Dollars in millions)
Allowance for credit losses, beginning of year	$65	$50
Bad debts expense	64	62
Write-offs, net of recoveries	(59)	(47)
Allowance for credit losses, end of year	$70	$65